Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Pension Benefits
The Company has defined benefit pension retirement plans covering a substantial number of employees. The defined benefits for salaried employees generally are based on years of service and the employee's level of compensation during specified periods of employment. Defined benefit plans covering hourly employees generally provide benefits of stated amounts for each year of service. The multiemployer plans in which the Company participates provide benefits to certain unionized employees. The Company's funding policy for qualified plans is consistent with statutory regulations and customarily equals the amount deducted for income tax purposes. Periodic voluntary contributions are made, as recommended, by the Company's pension committee. The Company's policy is to amortize prior service costs of defined benefit pension plans over the average future service period of active plan participants.
For most U.S. defined benefit pension plans and a majority of international defined benefit pension plans, accrued service is no longer granted. In place of these plans, the Company has established defined contribution pension plans providing for the Company to contribute a specified matching amount for participating employees' contributions to the plan. For U.S. employees, this match is made on employee contributions up to 4% of their eligible compensation. Additionally, the Company may provide a discretionary contribution of up to 2% of compensation for eligible employees. This discretionary amount has not been provided for the years 2014, 2013 and 2012. For non-U.S. employees, this match is up to 6% of eligible compensation with an additional 2% going towards insurance and administrative costs.
Net periodic pension cost for U.S. and international pension plans for 2014, 2013 and 2012 is as follows:

	U.S. Plans			International Plans
(In thousands)	2014	2013	2012	2014	2013	2012
Defined benefit plans:
Service cost	$2,233	$2,565	$1,887	$1,610	$3,457	$3,418
Interest cost	12,868	11,767	12,780	43,230	42,707	46,174
Expected return on plan assets	(16,786)	(15,642)	(15,617)	(49,927)	(46,920)	(45,050)
Recognized prior service costs	90	248	224	184	335	397
Recognized losses	3,352	5,052	4,637	14,102	16,447	15,194
Amortization of transition liability	—	—	—	—	—	8
Settlement/curtailment loss (gain)	—	—	1,510	60	(372)	(2,589)
Defined benefit plans pension cost	1,757	3,990	5,421	9,259	15,654	17,552
Multiemployer plans	1,199	12,444	10,186	1,762	5,449	5,539
Defined contribution plans	4,704	4,945	5,066	8,033	11,139	12,770
Net periodic pension cost	$7,660	$21,379	$20,673	$19,054	$32,242	$35,861

The change in the financial status of the pension plans and amounts recognized on the Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

	U.S. Plans		International Plans
(In thousands)	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$283,571	$316,448	$958,705	$1,068,750
Service cost	2,233	2,565	1,610	3,457
Interest cost	12,868	11,767	43,230	42,707
Plan participants' contributions	—	—	75	689
Amendments	—	—	—	(394)
Actuarial (gain) loss	49,939	(28,158)	150,289	(8,245)
Settlements/curtailments	—	—	(589)	(1,619)
Benefits paid	(23,292)	(19,051)	(41,522)	(46,269)
Effect of foreign currency	—	—	(62,250)	19,744
Infrastructure Transaction transfer (a)	—	—	—	(120,115)
Other	—	—	55	—
Benefit obligation at end of year	$325,319	$283,571	$1,049,603	$958,705
Change in plan assets:
Fair value of plan assets at beginning of year	$233,579	$218,084	$770,911	$783,059
Actual return on plan assets	15,465	31,931	80,518	68,535
Employer contributions	7,598	2,615	28,112	30,258
Plan participants' contributions	—	—	75	689
Settlements/curtailments	—	—	—	(1,028)
Benefits paid	(23,292)	(19,051)	(40,948)	(45,207)
Effect of foreign currency	—	—	(47,623)	11,455
Infrastructure Transaction transfer (a)	—	—	—	(76,850)
Fair value of plan assets at end of year	$233,350	$233,579	$791,045	$770,911

Funded status at end of year	$(91,969)	$(49,992)	$(258,558)	$(187,794)

(a) During 2013, certain international plans' benefit obligations and plan assets were transferred to the Infrastructure strategic venture as part of the Infrastructure Transaction, as described in Note 4, Acquisitions and Dispositions.
Amounts recognized on the Consolidated Balance Sheets consist of the following at December 31, 2014 and 2013:

	U.S. Plans		International Plans
	December 31		December 31
(In thousands)	2014	2013	2014	2013
Noncurrent assets	$615	$2,148	$1,746	$3,894
Current liabilities	2,102	2,045	524	534
Noncurrent liabilities	90,482	50,095	259,780	191,154
Accumulated other comprehensive loss before tax	157,165	109,348	479,382	401,300

Amounts recognized in Accumulated other comprehensive loss, before tax, consist of the following at December 31, 2014 and 2013:

	U.S. Plans		International Plans
(In thousands)	2014	2013	2014	2013
Net actuarial loss	$156,989	$109,081	$478,396	$400,726
Prior service cost	176	267	986	574
Total	$157,165	$109,348	$479,382	$401,300

The estimated amounts that will be amortized from accumulated other comprehensive loss into defined benefit net periodic pension cost in 2015 are as follows:

(In thousands)	U.S. Plans	International Plans
Net actuarial loss	$4,919	$17,254
Prior service cost	81	208
Total	$5,000	$17,462

The Company's estimate of expected contributions to be paid in 2015 for the U.S. and international defined benefit plans are $2.5 million and $31.2 million, respectively.
Future Benefit Payments
The expected benefit payments for defined benefit plans over the next 10 years are as follows:

(In millions)	2015	2016	2017	2018	2019	2020-2024
U.S. Plans	$18.5	$18.8	$18.6	$18.8	$18.7	$94.5
International Plans	42.1	43.8	45.5	46.2	47.7	266.0

Net Periodic Pension Cost Assumptions
The weighted-average actuarial assumptions used to determine the net periodic pension cost for 2014, 2013 and 2012 were as follows:

	U.S. Plans December 31			International Plans December 31			Global Weighted-Average December 31
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rates	4.7%	3.8%	4.4%	4.7%	4.3%	4.8%	4.7%	4.2%	4.7%
Expected long-term rates of return on plan assets	7.5%	7.5%	7.8%	6.8%	6.6%	6.7%	7.0%	6.8%	6.9%
Rates of compensation increase	3.0%	3.0%	3.0%	3.4%	2.8%	3.4%	3.4%	2.8%	3.4%

The expected long-term rates of return on plan assets for the 2015 net periodic pension cost are 7.5% for the U.S. plans and 6.8% for the international plans. The expected global long-term rate of return on assets for 2015 is 7.0%.

Defined Benefit Pension Obligation Assumptions
The weighted-average actuarial assumptions used to determine the defined benefit pension plan obligations at December 31, 2014 and 2013 were as follows:

	U.S. Plans		International Plans		Global Weighted-Average
	December 31		December 31		December 31
	2014	2013	2014	2013	2014	2013
Discount rates	3.9%	4.7%	3.7%	4.7%	3.7%	4.7%
Rates of compensation increase	3.0%	3.0%	3.2%	3.4%	3.2%	3.3%

The U.S. discount rate was determined using a yield curve that was produced from a universe containing approximately 700 U.S. dollar-denominated, AA-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and excluding the 10% of the bonds with the highest yields and the 10% with the lowest yields within each maturity group. The discount rate was then developed as the level-equivalent rate that would produce the same present value as that using spot rates to discount the projected benefit payments. For international plans, the discount rate is aligned to corporate bond yields in the local markets, normally AA-rated corporations. The process and selection seeks to approximate the cash inflows with the timing and amounts of the expected benefit payments.
Accumulated Benefit Obligation
The accumulated benefit obligation for all defined benefit pension plans at December 31, 2014 and 2013 was as follows:

	U.S. Plans		International Plans
	December 31		December 31
(In millions)	2014	2013	2014	2013
Accumulated benefit obligation	$325.3	$283.5	$1,043.2	$950.7

Plans with Accumulated Benefit Obligation in Excess of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2014 and 2013 were as follows:

	U.S. Plans		International Plans
	December 31		December 31
(In millions)	2014	2013	2014	2013
Projected benefit obligation	$314.9	$274.8	$1,032.1	$926.8
Accumulated benefit obligation	314.9	274.8	1,026.0	923.9
Fair value of plan assets	222.3	222.6	771.8	737.6

The asset allocations attributable to the Company's U.S. defined benefit pension plans at December 31, 2014 and 2013, and the long-term target allocation of plan assets, by asset category, are as follows:

	Target Long-Term Allocation	Percentage of Plan Assets at December 31
U.S. Plans Asset Category		2014	2013
Domestic equity securities	34%-44%	39.1%	41.8%
International equity securities	14%-24%	18.2%	19.5%
Fixed income securities	28%-38%	30.3%	25.9%
Cash and cash equivalents	Less than 5%	3.1%	3.2%
Other	5%-15%	9.3%	9.6%

Plan assets are allocated among various categories of equities, fixed income securities and cash and cash equivalents with professional investment managers whose performance is actively monitored. The primary investment objective is long-term growth of assets in order to meet present and future benefit obligations. The Company periodically conducts an asset/liability modeling study and accordingly adjusts investments among and within asset categories to ensure the long-term investment strategy is aligned with the profile of benefit obligations.
The Company reviews the long-term expected return on asset assumption on a periodic basis taking into account a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and future expectations based on a model of asset returns for an actively managed portfolio. The model simulates 1,000 different capital market results over 20 years. For both 2015 and 2014, the expected return-on-asset assumption for U.S. plans was 7.5%.
The U.S. defined benefit pension plans assets include 450,000 shares of the Company's common stock valued at $8.5 million at December 31, 2014 and 450,000 shares of the Company's common stock valued at $12.6 million at December 31, 2013. These shares represented 3.6% and 5.4% of total plan assets at December 31, 2014 and 2013, respectively. Dividends paid to the pension plans on the Company's common stock amounted to $0.4 million in 2014, 2013 and 2012.
The asset allocations attributable to the Company's international defined benefit pension plans at December 31, 2014 and 2013 and the long-term target allocation of plan assets, by asset category, are as follows:

International Plans Asset Category	Target Long-Term Allocation	Percentage of Plan Assets at December 31
		2014	2013
Equity securities	32.5%	36.9%	38.5%
Fixed income securities	42.5%	45.3%	42.0%
Cash and cash equivalents	—	0.3%	0.3%
Other	25.0%	17.5%	19.2%

Plan assets at December 31, 2014 in the U.K. defined benefit pension plan amounted to 94% of the international pension assets. These assets are allocated among various categories of equities, fixed income securities and cash and cash equivalents with professional investment managers whose performance is actively monitored. The primary investment objective is long-term growth of assets in order to meet present and future benefit obligations. The Company periodically conducts asset/liability modeling studies and accordingly adjusts investment amounts within asset categories to ensure the long-term investment strategy is aligned with the profile of benefit obligations.

For the international long-term rate of return assumption, the Company considered the current level of expected returns in risk-free investments (primarily government bonds), the historical level of the risk premium associated with other asset classes in which the portfolio is invested and the expectations for future returns of each asset class and plan expenses. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets. For both 2015 and 2014, the expected return on asset assumption for the U.K. plan was 6.8%. The remaining international pension plans, with assets representing 6% of the international pension assets, are under the guidance of professional investment managers and have similar investment objectives.
The fair values of the Company's U.S. pension plans' assets at December 31, 2014 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Domestic equities:
Common stocks	$44,064	$44,064	$—	$—
Mutual funds—equities	47,313	13,335	33,978	—
International equities—mutual funds	42,446	42,446	—	—
Fixed income investments:
U.S. Treasuries and collateralized securities	18,759	—	18,759	—
Corporate bonds and notes	11,347	11,347	—	—
Mutual funds—bonds	40,568	11,936	28,632	—
Other—mutual funds	21,700	21,700	—	—
Cash and money market accounts	7,153	7,153	—	—
Total	$233,350	$151,981	$81,369	$—

The fair values of the Company's international pension plans' assets at December 31, 2014 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Equity securities:
Mutual funds—equities	$292,150	$—	$292,150	$—
Fixed income investments:
Mutual funds—bonds	350,073	—	350,073	—
Insurance contracts	8,233	—	8,233	—
Other:
Real estate funds/limited partnerships	53,926	—	31,279	22,647
Other mutual funds	84,120	—	84,120	—
Cash and money market accounts	2,543	2,543	—	—
Total	$791,045	$2,543	$765,855	$22,647

The fair values of the Company's U.S. pension plans' assets at December 31, 2013 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Domestic equities:
Common stocks	$48,915	$48,915	$—	$—
Mutual funds—equities	48,807	13,204	35,603	—
International equities—mutual funds	45,475	45,475	—	—
Fixed income investments:
U.S. Treasuries and collateralized securities	18,787	—	18,787	—
Corporate bonds and notes	8,374	8,374	—	—
Mutual funds—bonds	33,326	33,326	—	—
Other—mutual funds	22,508	22,508	—	—
Cash and money market accounts	7,387	7,387	—	—
Total	$233,579	$179,189	$54,390	$—

The fair values of the Company's international pension plans' assets at December 31, 2013 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Equity securities:
Mutual funds—equities	$296,980	$—	$296,980	$—
Fixed income investments:
Mutual funds—bonds	314,965	—	314,965	—
Insurance contracts	8,797	—	8,797	—
Other:
Real estate funds / limited partnerships	52,733	—	32,310	20,423
Other mutual funds	94,980	—	94,980	—
Cash and money market accounts	2,456	2,456	—	—
Total	$770,911	$2,456	$748,032	$20,423

The following table summarizes changes in the fair value of Level 3 assets for 2014, 2013 and 2012:

Level 3 Asset Changes for the Twelve Months Ended December 31
(In thousands)	2014	2013	2012
Real Estate Limited Partnership:
Balance at beginning of year	$20,423	$17,746	$12,025
Contributions to partnership	385	838	2,535
Cash distributions received	(1,614)	(1,380)	(1,270)
Actual return on plan assets:
Related to asset still held at end of year	3,453	3,219	4,456
Balance at end of year	$22,647	$20,423	$17,746

Following is a description of the valuation methodologies used for the plans' investments measured at fair value:

•
Level 1 Fair Value Measurements—Investments in interest-bearing cash are stated at cost, which approximates fair value. The fair values of money market accounts and certain mutual funds are based on quoted net asset values of the shares held by the plan at year-end. The fair values of domestic and international stocks and corporate bonds, notes and convertible debentures are valued at the closing price reported in the active market on which the individual securities are traded.

•
Level 2 Fair Value Measurements—The fair values of investments in mutual funds for which quoted net asset values in an active market are not available are valued by the investment advisor based on the current market values of the underlying assets of the mutual fund based on information reported by the investment consistent with audited financial statements of the mutual fund. Further information concerning these mutual funds may be obtained from their separate audited financial statements. Investments in U.S. Treasury notes and collateralized securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

•
Level 3 Fair Value Measurements—Real estate limited partnership interests are valued by the general partners based on the underlying assets. The limited partnership interests are valued using unobservable inputs and have been classified within Level 3 of the fair value hierarchy.

Multiemployer Plans
The Company contributes to numerous multiemployer pension plans under the terms of collective-bargaining agreements that cover union-represented employees, many of whom are temporary in nature. The risks of participating in multiemployer pension plans differ from traditional company-sponsored defined benefit plans as follows:

•	Assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to the employees of other participating employers;

•
When a participating employer stops contributing to a multiemployer pension plan, the unfunded obligations of the plan become the responsibility of the remaining participating employers, subject to any exemptions that may apply; and

•	If the Company elects to stop participation in a multiemployer pension plan, the Company may be required to pay a withdraw liability which is based upon the underfunded status of the plan.

The Company's participation in multiemployer pension plans for the years ended December 31, 2014, 2013 and 2012 is outlined below. The Company considers significant plans to be those plans to which the Company contributed more than 5% of total contributions to the plan in a given plan year or for which the Company believes the Company's share of the unfunded liability for the plan may be material to the Company.

(In thousands)
		Pension Protection Act Zone Status For Plan Years Ended
				Contributions By The Company For Years Ended (a)					Expiration Date of Collective- Bargaining Agreement
							Subject to Financial Improvement Plan
	Identification Number							Surcharge Imposed
Pension Fund		2013	2012	2014	2013	2012
Significant multiemployer plans for which plan financial information is not publicly available outside the Company's financial statements:
New Zealand Steel Pension Fund	018-054-531	N/A	N/A	$838	$886	$909	Yes	No	2016
Summary aggregate information for multiemployer plans which are not individually significant:
All other multiemployer plans (b) (c)				2,123	17,007	14,905
Total Contributions				$2,961	$17,893	$15,814

(a)
These amounts represent either contributions for the plan year as confirmed by plan sponsors or the Company's estimates based on fiscal year accounts payable records which will be updated as confirmation is received from plan sponsors.

(b)
The decrease in contributions by the Company for 2014 primarily relates to the consummation of the Infrastructure Transaction. See Note 4, Acquisitions and Dispositions, for additional information related to the Infrastructure Transaction.

(c)
Contributions to multiemployer pension plans in 2012 do not include the $11.9 million partial withdrawal liability recorded for the Harsco Metals and Minerals Segment. This partial withdrawal liability is described in Note 18, Other Expenses.

For plan years ended 2014 and 2013, the Company contributed more than 5% of the total contributions to the New Zealand Steel Pension Fund. The New Zealand Steel Pension Fund is a defined benefit superannuation scheme registered in New Zealand under the Superannuation Schemes Act of 1989 to provide retirement benefits to the salaried employees of the New Zealand Steel United Group of companies. The New Zealand Steel Pension Fund financial statements for the years ended June 30, 2014 and 2013 indicated total assets of $345.4 million and $276.1 million, respectively; total actuarial present value of accumulated plan benefits of $358.7 million and $302.4 million, respectively; and total contributions for all participating employers of $13.5 million and $13.3 million, respectively.